Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Balances of Policy Account (Detail) - Fixed Annuity And Annuitization Benefits - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Policyholder Account Balance [Line Items]
Beginning balance	¥ 138,419	¥ 158,952
Transfer in	4,975	10,249
Surrenders and partial surrenders	(51)	(71)
Benefit payments and lump sum payments, etc	(14,502)	(31,179)
Policy charges	(109)	(229)
Transfer out	(209)	(290)
Interests	462	1,023
Others	(10)	(36)
Ending balance	¥ 128,975	¥ 138,419
Weighted average guaranteed interest rate (%)	0.70%	0.70%
Benefits in excess of policyholder account balances (Millions of yen)	¥ 0	¥ 1
Cash surrender value (Millions of yen)	¥ 123,132	¥ 132,411